SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Financial Information for Reportable Segments
The table below presents financial information for our reportable segments and reconciles total Segment Adjusted EBITDA to Loss before income taxes:

	Year ended December 31,
	2021	2020	2019
Revenues
New Zealand	$528,616	$458,858	$486,380
Bolivia	124,631	151,001	206,804
Unallocated Corporate & Eliminations	317	440	743

Total revenues	$653,564	$610,299	$693,927

Segment Adjusted EBITDA
New Zealand	$127,624	$111,446	$106,308
Bolivia	(72)	6,613	42,475
Equity-based compensation	(3,407)	(5,637)	(4,041)
Transaction and other nonrecurring costs	(9,389)	(2,360)	(6,946)
Depreciation, amortization and accretion	(107,241)	(106,971)	(109,845)
Impairment of long-lived assets	(113,844)	—	—
(Loss) gain on disposal of assets and sale-leaseback transaction	(1,094)	2,525	11,169
Interest expense	(53,713)	(46,517)	(45,988)
Change in fair value of warrant liability	55	(49)	1
Debt issuance and modification costs	(7,016)	—	—
Other, net	(3,299)	(4,611)	555
Unallocated Corporate & Eliminations	(12,434)	(11,034)	(10,462)

Loss before income taxes	$(183,830)	$(56,595)	$(16,774)

Depreciation, amortization and accretion
New Zealand	$73,909	$64,635	$64,197
Bolivia	33,313	41,907	44,944
Unallocated Corporate & Eliminations	19	429	704

Total depreciation, amortization and accretion	$107,241	$106,971	$109,845

Capital expenditures
New Zealand	$81,059	$65,060	$59,555
Bolivia	11,761	12,251	25,636
Unallocated Corporate & Eliminations	18	20	21

Total capital expenditures	$92,838	$77,331	$85,212

Total assets
New Zealand	$618,037	$602,568
Bolivia	183,403	340,436
Unallocated Corporate & Eliminations	2,427	46,027

Total assets	$803,867	$989,031

Schedule of Revenues By Product or Service	The table below presents total revenues by product or service type for the years ended December 31, 2021, 2020 and 2019:

	New Zealand	Bolivia	Unallocated Corporate & Eliminations	Total
Year ended December 31, 2021
Wireless service revenues (1)	$302,704	$117,571	$—	$420,275
Fixed broadband service revenues (1)	106,478	5,064	—	111,542
Equipment sales	112,555	317	—	112,872
Non-subscriber ILD and other revenues	6,879	1,679	317	8,875

Total revenues	$528,616	$124,631	$317	$653,564

Year ended December 31, 2020

Wireless service revenues (1)	$266,630	$141,735	$—	$408,365
Fixed broadband service revenues (1)	83,545	3,085	—	86,630
Equipment sales	101,860	4,399	—	106,259
Non-subscriber ILD and other revenues	6,823	1,782	440	9,045

Total revenues	$458,858	$151,001	$440	$610,299

Year ended December 31, 2019
Wireless service revenues (1)	$261,218	$194,461	$—	$455,679
Fixed broadband service revenues (1)	69,317	1,513	—	70,830
Equipment sales	149,103	8,403	—	157,506
Non-subscriber ILD and other revenues	6,742	2,427	743	9,912

Total revenues	$486,380	$206,804	$743	$693,927

(1)
Beginning in 2021, we replaced “Wireline” with “Fixed broadband” to describe the revenues associated with the Company’s fixed broadband product in New Zealand and Bolivia. As a result, fixed LTE service revenues were reclassified from Other wireless service and other revenues and are now included as a component of Fixed broadband service revenues.